Segmented Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 18,070	$ 18,502
Exploration and evaluation assets	2,104	1,447
Total assets	113,491	45,301
Total liabilities	(4,724)	(2,878)
Property, plant and equipment expenditures	1,061	703
Sales	4,290	1,154
Inventory write-down	774	648
Net loss	33,250	27,724
Exploration expenditures	4,339	3,448
Depreciation	939	894
Organoclay research and development	423	536
Cauchari Olaroz
Disclosure Of Operating Segments [Line Items]
Exploration expenditures	471	976
Operating Segments | Organoclay Plant
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	17,011	17,450
Total assets	19,745	18,585
Total liabilities	(1,323)	(1,513)
Property, plant and equipment expenditures	891	681
Sales	4,290	1,154
Inventory write-down	774	648
Net loss	3,043	2,871
Depreciation	776	720
Organoclay research and development	423	536
Operating Segments | Lithium Nevada Project
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	1,018	1,033
Exploration and evaluation assets	2,104	1,447
Total assets	3,642	3,056
Total liabilities	(896)	(291)
Property, plant and equipment expenditures	143	14
Net loss	5,183	3,335
Exploration expenditures	3,868	2,472
Depreciation	157	168
Operating Segments | Cauchari Olaroz
Disclosure Of Operating Segments [Line Items]
Total assets	19,637	13,136
Property, plant and equipment expenditures		2
Net loss	4,850	3,987
Exploration expenditures	471	976
Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	41	19
Total assets	70,467	10,524
Total liabilities	(2,505)	(1,074)
Property, plant and equipment expenditures	27	6
Net loss	20,174	17,531
Depreciation	$ 6	$ 6